Summary of Significant Accounting Policies (Details 2) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Software		$ 14,975	$ 8,131	$ 11,116
Hardware		83,983	118,917	111,021
Total net revenues		98,958	128,420	122,233
Cost of revenue:
Total gross profit (loss)		569	(6,023)	18,739
Operating expense:
Net income (loss) from continuing operations		$ (31,583)	$ (69,058)	$ (12,790)
Basic income(loss)per share		$ (0.88)	$ (2.21)	$ (1.53)
Diluted income(loss)per share		$ (0.88)	$ (2.21)	$ (1.53)
As Reported [Member]
Software	[1]	$ 14,975
Hardware		83,983
Total net revenues		98,958
Cost of revenue:
Software		(17,822)
Hardware		(80,567)
Total cost of revenue		(98,389)
Total gross profit (loss)		569
Operating expense:
Sales and marketing expenses		(1,524)
General and administrative expenses		(24,776)
Research and development expenses		(5,277)
Total operating expense		(31,578)
Net income (loss) from continuing operations		$ (31,583)
Basic income(loss)per share		$ (0.88)
Diluted income(loss)per share		$ (0.88)
Ajustment [Member]
Software	[1]	$ 9,648
Hardware		83,983
Total net revenues		93,631
Cost of revenue:
Software		(12,092)
Hardware		(80,567)
Total cost of revenue		(92,659)
Total gross profit (loss)		972
Operating expense:
Sales and marketing expenses		(1,524)
General and administrative expenses		(24,776)
Research and development expenses		(4,082)
Total operating expense		(30,382)
Net income (loss) from continuing operations		$ (29,984)
Basic income(loss)per share		$ (0.84)
Diluted income(loss)per share		$ (0.84)
Restatement [Member]
Software	[1]	$ 5,327
Hardware
Total net revenues		5,327
Cost of revenue:
Software		(5,730)
Hardware
Total cost of revenue		(5,730)
Total gross profit (loss)		(403)
Operating expense:
Sales and marketing expenses
General and administrative expenses
Research and development expenses		(1,195)
Total operating expense		(1,195)
Net income (loss) from continuing operations		$ (1,599)
Basic income(loss)per share		$ (0.04)
Diluted income(loss)per share		$ (0.04)

[1]	For the contracts related to Android+ platform solutions, the Group initially defers and then recognizes the entire revenue from the contracts through the PCS period under ASC 605, and recognizes the revenue derived from the performance obligation of the delivery of software at a point in time when the customers sign off the acceptance in accordance with ASC 606.